Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current Taxes
U.S. federal	$ 12,165	$ 14,009	$ 8,329
U.S. state and local	2,366	2,322	1,679
Foreign	9,858	6,678	6,672
Current taxes	24,389	23,009	16,680
Deferred Taxes
U.S. federal	(4,791)	(6,146)	(4,815)
U.S. state and local	(379)	(477)	(1,062)
Foreign	432	564	175
Deferred taxes	(4,738)	(6,059)	(5,702)
Provision for income taxes	$ 19,651	$ 16,950	$ 10,978